STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows used in operating activities
Net loss		$ (30,374)
Changes in assets and liabilities
Net cash used in operating activities		(30,374)
Cash flows provided used by financing activities
Distributions to members
Net cash provided used by financing activities		35,100
Net increase (decrease) in cash		4,726
Cash, beginning of period	$ 4,726
Cash, end of period		4,726
Iqi Media Inc [Member]
Cash flows used in operating activities
Net loss	(20,798)	(28,380)
Changes in assets and liabilities
Prepaid expenses		(2,637)
Accounts payable and accrued liabilities	1,821	(6,750)
Net cash used in operating activities	(18,976)	(37,767)
Cash flows provided used by financing activities
Distributions to members	(4,316)	(4,380)
Proceeds from related party loans	25,050	39,100
Net cash provided used by financing activities	20,734	34,720
Net increase (decrease) in cash	1,758	(3,047)
Cash, beginning of period	79	3,127
Cash, end of period	$ 1,836	$ 79